Concentration of Risks (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Concentration Risk
Percentage of appreciation (depreciation) of US dollar against RMB	(2.30%)	(6.50%)	1.60%
Business supplier risk | Total cost | Maximum
Concentration Risk
Concentration risk percentage			10.00%
Business supplier risk | Total cost | Tencent | Minimum
Concentration Risk
Concentration risk percentage	10.00%	10.00%
Customer risk | Total revenue | Maximum
Concentration Risk
Concentration risk percentage				10.00%